SHARE BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share Based Compensation
SUMMARY OF STOCK OPTIONS ACTIVITY

A summary of nonstatutory stock option activity during the three months ended June 30, 2025 is included below.

	Number of Awards	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2025	-	-	-	-
Granted	1,275,000	$4.0	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding at March 31, 2025	1,275,000	$4.0	9.86	$624,750
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	(87,500)	-	-	-
Outstanding at June 30, 2025	1,187,500	$4.0	9.61	1,341,875

Outstanding and Exercisable	181,250	$4.0	9.61	$204,813

SUMMARY OF FAIR VALUE OF OPTIONS

The fair value of each option granted was estimated on the date of grant using the Black-Scholes-Merton option-pricing model with the following assumptions:

June 30, 2025
Expected life (in years)	5-10 years
Expected stock price volatility	50-56%
Risk-free interest rate	4.18%-4.36%
Dividend rate	0%

SUMMARY OF RESTRICTED STOCK AWARDS

	Performance-Based		Market-Based
	Number of Awards	Weighted- Average Grant Date Fair Value	Number of Awards	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2025	-	-	-	-
Granted	225,000	$4	250,000	$0.04
Change in units based on performance	-	-	-	-
Forfeited	-	-	-	-
Outstanding at March 31, 2025	225,000	$4	250,000	$0.04
Granted	-	-	-	-
Change in units based on performance	-	-	-	-
Forfeited	-	-	-	-
Outstanding at June 30, 2025	225,000	$4	250,000	$0.04

SUMMARY OF FAIR VALUE OF STOCK WARRANTS

The grant date fair value of the Company’s stock warrants was $2.00, which was calculated using the Black-Scholes Merton option-pricing model with the following assumptions:

June 30, 2025
Expected life (in years)	5 years
Expected stock price volatility	56.83%
Risk-free interest rate	4.16%
Dividend rate	0%

SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION LEASE CASH FLOW

	Six Months Ended (Unaudited)
Lease cash flow information:	June 30, 2025	June 30, 2024

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$256,620	$215,173
	$256,620	$215,173

SCHEDULE OF LEASE RELATED ASSETS AND LIABILITIES

Summary of lease-related assets and liabilities:	June 30, 2025 (Unaudited)	December 31, 2024 (Audited)
Operating lease right-of-use assets	$2,729,160	$1,761,706
Accumulated amortization	(601,514)	(878,677)
Net operating ROU assets	$2,127,646	$883,029

Current operating liabilities	$(329,278)	$(279,176)
Noncurrent operating lease liabilities	(1,828,955)	(628,274)
Total operating lease liabilities	$(2,158,233)	$(907,450)

SCHEDULE OF MATURITY LEASE PAYMENTS FOR OPERATING LEASES

Maturity of lease liabilities	June 30, 2025 (Unaudited)
2026	$405,918
2027	400,523
2028	543,993
2029	551,231
2030	359,500
Thereafter	836,398
Total future undiscounted lease payments	3,097,563
Less: interest	(939,330)
Present value of lease liabilities	$2,158,233

As of December 31, 2024, maturities of lease liabilities were as follows:

Maturities
2025	$342,065
2026	187,600
2027	185,100
2028	185,100
2029	185,094
Total	1,084,959
Less imputed interest	177,509
Total lease liabilities	$907,450